Long-Term Investments (Details) - Schedule of long-term investments - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Schedule of Investments [Line Items]
Long-term investments	$ 13,449,305	$ 12,775,494
Huashang Micro Finance Co. [Member]
Schedule of Investments [Line Items]
Long-term investments	5,596,795	5,316,395
Longwan Rural Commercial Bank [Member]
Schedule of Investments [Line Items]
Long-term investments	6,625,133	6,293,213
Wenzhou Longlian Development Co., Ltd [Member]
Schedule of Investments [Line Items]
Long-term investments	$ 1,227,377	$ 1,165,886